                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond                    Dallas, Texas       February 11, 2010
-------------------------------------   ---------------   ----------------------
(Signature)                               City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:   $484,528
                                        (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

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
             COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- ---------------- ---------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                              VALUE (X   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER          TITLE OF CLASS     CUSIP     $1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------- ---------------- ---------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Apache Corp                             COM        37411105   5,159,000    50,000  SH         SOLE                50,000
BP Prudhoe Bay Rty Tr              UNIT BEN INT    055630107  6,193,000    75,000  SH         SOLE                75,000
Contango Oil & Gas Co                   COM        21075N204  6,733,000   143,000  SH         SOLE               143,000
Continental Resources Inc               COM        212015101  1,450,000    34,000  SH         SOLE                34,000
Copano Energy LLC                    COM UNITS     217202100 60,911,000 2,547,000  SH         SOLE             2,547,000
CREDO Pete Corp                    COM PAR $0.10   225439207 17,084,000 1,837,000  SH         SOLE             1,837,000
Crosstex Energy LP                      COM        22765U102  4,205,000   489,000  SH         SOLE               489,000
Eagle Rock Energy Partners LP          UNIT        26985R104 15,641,000 2,701,000  SH         SOLE             2,701,000
El Paso Pipeline Partners LP       COM UNIT LPI    283702108  2,905,000   112,000  SH         SOLE               112,000
Energy Transfer Equity Unit Ltd   COM UT LTD PTN   29273V100 24,200,000   791,000  SH         SOLE               791,000
Energy Transfer Partners LP       UNIT LTD PARTN   29273R109  1,731,000    39,000  SH         SOLE                39,000
Enterprise Products Partners, LP        COM        293792107  2,554,000    81,000  SH         SOLE                81,000
EOG Resources Inc                       COM        26875P101  1,946,000    20,000  SH         SOLE                20,000
Genesis Energy LP                 UNIT LTD PARTN   371927104 10,168,000   538,000  SH         SOLE               538,000
Kinder Morgan Energy Partners,
   LP                             UT LTD PARTNER   494550106  1,512,000    25,000  SH         SOLE                25,000
Legacy Reserves LP                  UNIT LP INT    524707304 11,681,000   594,000  SH         SOLE               594,000
Linn Energy LLC                    UNIT LTD LIAB   536020100 53,687,000 1,926,000  SH         SOLE             1,926,000
Magellan Midstream Partners, LP   COM UNIT RP LP   559080106  2,132,000    49,000  SH         SOLE                49,000
MV Oil Trust                         TR UNITS      553859109  2,351,000   116,000  SH         SOLE               116,000
Noble Energy Inc                        COM        655044105  2,137,000    30,000  SH         SOLE                30,000
NuStar Energy, LP                    UNIT COM      67058H102  7,892,000   141,000  SH         SOLE               141,000
Nustar GP Holdings LLC               UNIT COM      67059L102    805,000    30,000  SH         SOLE                30,000
Occidental Pete Corp-Del                COM        674599105  4,881,000    60,000  SH         SOLE                60,000
Plains All American Pipeline LP   UNIT LTD PARTN   726503105 81,125,000 1,535,000  SH         SOLE             1,535,000
Proshares TR Ultrashort S&P 500  PSHS ULSHT SP500  74347R883 12,969,000   370,000  SH         SOLE               370,000
Quicksilver Resources Inc               COM        74837R104  1,876,000   125,000  SH         SOLE               125,000
Rosetta Resources Inc                   COM        777779307  7,968,000   400,000  SH         SOLE               400,000
Regency Energy Partners, LP        COM UNITS LP    75885Y107 70,872,000 3,383,000  SH         SOLE             3,383,000
Sandridge Energy Inc                    COM       800007P307     24,000     3,000  SH         SOLE                 3,000
Spectra Energy Partners, LP             COM        84756N109    594,000    20,000  SH         SOLE                20,000
St Mary Ld & Expl Co                    COM        792228108  6,803,000   199,000  SH         SOLE               199,000
Sunoco Logistics Partners, LP        COM UNITS     86764L108    355,000     5,000  SH         SOLE                 5,000
Targa Res Partners, LP               COM UNIT      87611X105  5,792,000   238,000  SH         SOLE               238,000
Transatlantic Petroleum Ltd             SHS        G89982105 11,734,000 3,431,000  SH         SOLE             3,431,000
Western Gas Partners LP           COM UNIT LP IN   958254104 14,939,000   767,000  SH         SOLE               767,000
Williams Partners LP                COM UNIT LP    96950F104 17,643,000   575,000  SH         SOLE               575,000
Williams Pipeline Partners LP     COM UNIT LP IN   96950K103    619,000    26,000  SH         SOLE                26,000
XTO Energy Inc                          COM        98385X106  3,257,000    70,000  SH         SOLE                70,000
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